Related party disclosures	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related party disclosures
7.	Related party disclosures
Note 1 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following table provides the total amount of transactions that have been entered into with the related parties in 2021, 2020 and 2019.

	2021			2020			2019
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	65	57	—	104	62	—	110	98	—
Controlling shareholders and entities under control of the Group’s Controlling shareholders	1,763	342	(192)	1,451	336	142	904	184	138

Total	1,828	399	(192)	1,555	398	142	1,014	282	138

As of December 31, 2021 and 2020, the Group had the following balances in settlement with related parties:

	December 31, 2021		December 31, 2020
	Financial and other assets	Financial liabilities to	Financial and other assets	Financial liabilities to
Associates	7	(11)	7	(20)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	3,081	(494)	140	(1,565)

Total	3,088	(505)	147	(1,585)

(a)	Controlling shareholders and entities under control of the Group’s Controlling shareholders
As of December 31, 2021 and 2020, the amounts of
non-current
financial assets fully covered by the allowance for expected credit losses included amounts receivable of RUB 24,391 million, respectively, assigned to the Group’s related party with further repayment to the Group. In January 2020, the Group extended the terms of repayment through
2027.

As of December 31, 2021 and 2020, the amount
s of financial liabilities included amounts the trade and other payables of RUB
214
million and RUB
1,088
 million, respectively, and amounts of the current lease liabilities of RUB
55
million and RUB
76
 million, respectively, and
non-current
lease liabilities of RUB
236
 million and RUB
421
 million, respectively.
As of December 31, 2021, the amount of financial and other assets included the amount of RUB
 2,329

million of advances paid for the cargo handling services to a new related party, which are recorded within Other current assets. The Group previously had a service agreement to handle its cargo before a company under control of the Controlling shareholders acquired an ownership interest in the entity in December 2021.
Mechel PAO purchased 6,419,753 of its ordinary shares from the Controlling shareholders and entities under control of the Group’s Controlling shareholders for RUB 517 million as a result of the buyback of the shares on September 29, 2020 (Note 22).
The outstanding cash balance in Coalmetbank, an entity under control of the Group’s Controlling shareholders, was RUB 15,362 million and RUB 382 million as of December 31, 2021 and December 31, 2020, respectively.
In 2021, 2020 and 2019, the Group purchased energy and electricity from its related party in the amount of RUB 1,308 million, RUB 1,265 million and RUB 692 million, respectively.

(b)	Compensation to key management personnel
The total compensation to key management personnel was included in general and administrative expenses in the consolidated statement of profit or loss and other comprehensive income and consisted of the short-term employee benefits in the amount of RUB 637 million, RUB 602 million and RUB 592 million in the year ended December 31, 2021, 2020 and 2019, respectively. There are no share-based payments to key management personnel. The Group’s directors and executive officers are also provided with voluntary medical insurance and the use of wireless services.